Income Taxes - Schedule of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Current: State			$ (93)	$ (1,789)
Total current tax benefit			(93)	(1,789)
Total deferred tax benefit
Income tax benefit			$ (93)	$ (1,789)